Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2022
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities
Trade payables and other current liabilities as of June 30, 2022 and December 31, 2021 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade accounts payable	106,309	79,052
Down payments from clients	641	542
Other accounts payable	47,721	34,313
Total	154,671	113,907

Trade accounts payable mainly relate to the operation and maintenance of the plants.
Nominal values of trade payables and other current liabilities are considered to be approximately equal to fair values and the effect of discounting them is not significant.